Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000011818 [Member] | Allianz SE Reg S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000011818 [Member] | Chugai Pharmaceutical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000011818 [Member] | Roche Holding AG Genusschein [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011818 [Member] | Shell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000011818 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011818 [Member] | Haleon plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000011818 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000011818 [Member] | Manulife Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000011818 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011818 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000011818 [Member] | Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000011818 [Member] | Europe EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000011818 [Member] | Europe ex EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000011818 [Member] | Cash Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011818 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000011818 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000011818 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000011818 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000011818 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000011818 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000011818 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000011818 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000011818 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000011818 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000011818 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000011818 [Member] | other Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000011818 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000011818 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000179658 [Member] | Allianz SE Reg S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000179658 [Member] | Chugai Pharmaceutical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000179658 [Member] | Roche Holding AG Genusschein [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000179658 [Member] | Shell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000179658 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000179658 [Member] | Haleon plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000179658 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000179658 [Member] | Manulife Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000179658 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000179658 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000179658 [Member] | Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000179658 [Member] | Europe EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000179658 [Member] | Europe ex EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000179658 [Member] | Cash Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000179658 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000179658 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000179658 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000179658 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000179658 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000179658 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000179658 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000179658 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000179658 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000179658 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000179658 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000179658 [Member] | other Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000179658 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000179658 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011817 [Member] | Allianz SE Reg S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000011817 [Member] | Chugai Pharmaceutical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000011817 [Member] | Roche Holding AG Genusschein [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011817 [Member] | Shell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000011817 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011817 [Member] | Haleon plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000011817 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000011817 [Member] | Manulife Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000011817 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011817 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000011817 [Member] | Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000011817 [Member] | Europe EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000011817 [Member] | Europe ex EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000011817 [Member] | Cash Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011817 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000011817 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000011817 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000011817 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000011817 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000011817 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000011817 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000011817 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000011817 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000011817 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000011817 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000011817 [Member] | other Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000011817 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000011817 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000179659 [Member] | Northern Institutional Funds Treasury Portfolio Premier Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000179659 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000179659 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000179659 [Member] | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000179659 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000179659 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000179659 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000179659 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000179659 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000179659 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000179659 [Member] | Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000179659 [Member] | Europe EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000179659 [Member] | Europe ex EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000179659 [Member] | Cash Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000179659 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000179659 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000179659 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000179659 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000179659 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000179659 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000179659 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000179659 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000179659 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000179659 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000179659 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000179659 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000179659 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000179659 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000179659 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000011819 [Member] | Northern Institutional Funds Treasury Portfolio Premier Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000011819 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000011819 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011819 [Member] | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000011819 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000011819 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000011819 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011819 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000011819 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000011819 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011819 [Member] | Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000011819 [Member] | Europe EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000011819 [Member] | Europe ex EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000011819 [Member] | Cash Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000011819 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000011819 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000011819 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000011819 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011819 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000011819 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000011819 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000011819 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011819 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000011819 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000011819 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000011819 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000011819 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000011819 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000011819 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000079785 [Member] | Northern Institutional Funds Treasury Portfolio Premier Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000079785 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000079785 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000079785 [Member] | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000079785 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000079785 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000079785 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000079785 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000079785 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079785 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000079785 [Member] | Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000079785 [Member] | Europe EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000079785 [Member] | Europe ex EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000079785 [Member] | Cash Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000079785 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000079785 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000079785 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000079785 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000079785 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000079785 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000079785 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000079785 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079785 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000079785 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000079785 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000079785 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000079785 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000079785 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000079785 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000011821 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000011821 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000011821 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000011821 [Member] | Maruti Suzuki India Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000011821 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011821 [Member] | Samsung Electronics Co Ltd GDR Reg S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000011821 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000011821 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000011821 [Member] | Trip com Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000011821 [Member] | ASPEED Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011821 [Member] | Cash Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000011821 [Member] | China Plus Hong kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000011821 [Member] | Rest of Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000011821 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000011821 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000011821 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011821 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011821 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000011821 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000011821 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000011821 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000011821 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000011821 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000011821 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000011821 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000011821 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011821 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000011821 [Member] | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000011821 [Member] | Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000011821 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000011821 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000011821 [Member] | Developed Market Listed [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000011821 [Member] | Frontier Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000011822 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000011822 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000011822 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000011822 [Member] | Maruti Suzuki India Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000011822 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000011822 [Member] | Samsung Electronics Co Ltd GDR Reg S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000011822 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000011822 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000011822 [Member] | Trip com Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000011822 [Member] | ASPEED Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011822 [Member] | Cash Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011822 [Member] | China Plus Hong kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000011822 [Member] | Rest of Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000011822 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000011822 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000011822 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011822 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011822 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000011822 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000011822 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000011822 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000011822 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000011822 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000011822 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000011822 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011822 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011822 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000011822 [Member] | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000011822 [Member] | Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000011822 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000011822 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011822 [Member] | Developed Market Listed [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000011822 [Member] | Frontier Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000138298 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000138298 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000138298 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000138298 [Member] | Maruti Suzuki India Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000138298 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000138298 [Member] | Samsung Electronics Co Ltd GDR Reg S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000138298 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000138298 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000138298 [Member] | Trip com Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000138298 [Member] | ASPEED Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000138298 [Member] | Cash Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000138298 [Member] | China Plus Hong kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000138298 [Member] | Rest of Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000138298 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000138298 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000138298 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000138298 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000138298 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000138298 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000138298 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000138298 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000138298 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000138298 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000138298 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000138298 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000138298 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000138298 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000138298 [Member] | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000138298 [Member] | Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000138298 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000138298 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000138298 [Member] | Developed Market Listed [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000138298 [Member] | Frontier Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000045117 [Member] | Senior plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000045117 [Member] | Airtel Africa plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000045117 [Member] | Diploma plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000045117 [Member] | Max Financial Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000045117 [Member] | FUCHS SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000045117 [Member] | Scout24 SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000045117 [Member] | Cranswick plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000045117 [Member] | Hoa Phat Group JSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000045117 [Member] | Siauliu Bankas AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000045117 [Member] | Reply SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000045117 [Member] | Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000045117 [Member] | Europe EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000045117 [Member] | Europe ex EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000045117 [Member] | Cash Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000045117 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000045117 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000045117 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000045117 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000045117 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000045117 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000045117 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000045117 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000045117 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000045117 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000045117 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000045117 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000045117 [Member] | Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000045117 [Member] | other Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000045117 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000045117 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000045117 [Member] | Frontier Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000045116 [Member] | Senior plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000045116 [Member] | Airtel Africa plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000045116 [Member] | Diploma plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000045116 [Member] | Max Financial Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000045116 [Member] | FUCHS SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000045116 [Member] | Scout24 SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000045116 [Member] | Cranswick plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000045116 [Member] | Hoa Phat Group JSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000045116 [Member] | Siauliu Bankas AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000045116 [Member] | Reply SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000045116 [Member] | Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000045116 [Member] | Europe EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000045116 [Member] | Europe ex EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000045116 [Member] | Cash Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000045116 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000045116 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000045116 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000045116 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000045116 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000045116 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000045116 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000045116 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000045116 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000045116 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000045116 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000045116 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000045116 [Member] | Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000045116 [Member] | other Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000045116 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000045116 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000045116 [Member] | Frontier Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000240396 [Member] | Senior plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240396 [Member] | Airtel Africa plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240396 [Member] | Diploma plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240396 [Member] | Max Financial Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240396 [Member] | FUCHS SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240396 [Member] | Scout24 SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240396 [Member] | Cranswick plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240396 [Member] | Hoa Phat Group JSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240396 [Member] | Siauliu Bankas AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240396 [Member] | Reply SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240396 [Member] | Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000240396 [Member] | Europe EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000240396 [Member] | Europe ex EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000240396 [Member] | Cash Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000240396 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000240396 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000240396 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000240396 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240396 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000240396 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000240396 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000240396 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000240396 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000240396 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240396 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240396 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000240396 [Member] | Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240396 [Member] | other Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240396 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000240396 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000240396 [Member] | Frontier Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000064415 [Member] | Northern Institutional Funds Treasury Portfolio Premier Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000064415 [Member] | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000064415 [Member] | Banca Transilvania SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000064415 [Member] | Halyk Savings Bank of Kazakhstan JSC GDR Reg S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000064415 [Member] | Societe d Exploitation des Ports [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000064415 [Member] | International Container Terminal Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000064415 [Member] | Bank for Foreign Trade of Vietnam JSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000064415 [Member] | SM Prime Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000064415 [Member] | Kaspi KZ JSC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000064415 [Member] | Credicorp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000064415 [Member] | Cash Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000064415 [Member] | Gulf States [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000064415 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000064415 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000064415 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000064415 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000064415 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000064415 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000064415 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000064415 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000064415 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000064415 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000064415 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000064415 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000064415 [Member] | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000064415 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000064415 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000064415 [Member] | Developed Market Listed [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000179660 [Member] | Northern Institutional Funds Treasury Portfolio Premier Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000179660 [Member] | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000179660 [Member] | Banca Transilvania SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000179660 [Member] | Halyk Savings Bank of Kazakhstan JSC GDR Reg S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000179660 [Member] | Societe d Exploitation des Ports [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000179660 [Member] | International Container Terminal Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000179660 [Member] | Bank for Foreign Trade of Vietnam JSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000179660 [Member] | SM Prime Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000179660 [Member] | Kaspi KZ JSC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000179660 [Member] | Credicorp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000179660 [Member] | Cash Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000179660 [Member] | Gulf States [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000179660 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000179660 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000179660 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000179660 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000179660 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000179660 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000179660 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000179660 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000179660 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000179660 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000179660 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000179660 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000179660 [Member] | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000179660 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000179660 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000179660 [Member] | Developed Market Listed [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000064416 [Member] | Northern Institutional Funds Treasury Portfolio Premier Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000064416 [Member] | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000064416 [Member] | Banca Transilvania SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000064416 [Member] | Halyk Savings Bank of Kazakhstan JSC GDR Reg S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000064416 [Member] | Societe d Exploitation des Ports [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000064416 [Member] | International Container Terminal Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000064416 [Member] | Bank for Foreign Trade of Vietnam JSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000064416 [Member] | SM Prime Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000064416 [Member] | Kaspi KZ JSC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000064416 [Member] | Credicorp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000064416 [Member] | Cash Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000064416 [Member] | Gulf States [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000064416 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000064416 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000064416 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000064416 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000064416 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000064416 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000064416 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000064416 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000064416 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000064416 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000064416 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000064416 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000064416 [Member] | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000064416 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000064416 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000064416 [Member] | Developed Market Listed [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000236826 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000236826 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236826 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000236826 [Member] | Maruti Suzuki India Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236826 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236826 [Member] | Samsung Electronics Co Ltd GDR Reg S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236826 [Member] | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236826 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236826 [Member] | Coway Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236826 [Member] | HDFC Life Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236826 [Member] | Cash Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000236826 [Member] | Rest of Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000236826 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000236826 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000236826 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000236826 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000236826 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000236826 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000236826 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000236826 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000236826 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000236826 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236826 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000236826 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236826 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000236826 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000236826 [Member] | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000236826 [Member] | Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000236826 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000236826 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000236826 [Member] | Developed Market Listed [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000236826 [Member] | Frontier Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000223577 [Member] | Northern Institutional Funds Treasury Portfolio Premier Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000223577 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000223577 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223577 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000223577 [Member] | TravelSky Technology Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000223577 [Member] | Hong Kong Exchanges And Clearing Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000223577 [Member] | Airtac International Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000223577 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000223577 [Member] | Trip com Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000223577 [Member] | Contemporary Amperex Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000223577 [Member] | Cash Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000223577 [Member] | China Plus Hong kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.10%
C000223577 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000223577 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000223577 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000223577 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000223577 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223577 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000223577 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000223577 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000223577 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000223577 [Member] | Other Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000238190 [Member] | Allianz SE Reg S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000238190 [Member] | Chugai Pharmaceutical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000238190 [Member] | Roche Holding AG Genusschein [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000238190 [Member] | Shell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000238190 [Member] | Northern Institutional Funds Treasury Portfolio Premier Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000238190 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000238190 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000238190 [Member] | Haleon plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000238190 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000238190 [Member] | Manulife Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000238190 [Member] | Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000238190 [Member] | Europe EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000238190 [Member] | Europe ex EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000238190 [Member] | Cash Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000238190 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000238190 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000238190 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000238190 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000238190 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000238190 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000238190 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000238190 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000238190 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000238190 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000238190 [Member] | other Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000238190 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000238190 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%